Annual Total Returns- Thrivent Large Cap Value Fund (Class A) [BarChart] - Class A - Thrivent Large Cap Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.44%)	17.21%	31.32%	8.52%	(3.61%)	17.08%	17.23%	(8.81%)	23.67%	4.31%